Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
Schedule of Deferred Charges

	Drydocking	Financing Costs	Total
Balance, December 31, 2010	17,036	1,029	18,065
- Additions	8,935	1,319	10,254
- Disposals	(602)	-	(602)
- Amortization for the year	(7,112)	(1,003)	(8,115)
Balance, December 31, 2011	18,257	1,345	19,602
- Additions	6,293	390	6,683
- Disposals	(1,113)	-	(1,113)
- Amortization for the year	(7,573)	(1,037)	(8,610)
Balance, December 31, 2012	15,864	698	16,562